Other equity instruments	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Other equity instruments
31 Other equity instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Long Term Incentive Plans 1)	Total
At January 1, 2022	500	1,352	454	57	2,363
Shares granted	-	-	-	32	32
Shares vested	-	-	-	(23)	(23)
Securities redeemed	-	(429)	-	-	(429)
At December 31, 2022	500	923	454	66	1,943

At January 1, 2021	500	1,564	454	50	2,569
Shares granted	-	-	-	27	27
Shares vested	-	-	-	(21)	(21)
Securities redeemed	-	(212)	-	-	(212)
At December 31, 2021	500	1,352	454	57	2,363

At January 1, 2020	500	1,564	454	53	2,571
Shares granted	-	-	-	22	22
Shares vested	-	-	-	(25)	(25)
At December 31, 2020	500	1,564	454	50	2,569

1	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2022	2021	2020
EUR 500 million	5.625% 1)	Semi-annually, April 15	2029	500	500	500
At December 31				500	500	500

1	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.
The securities have been issued at par and have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment cancelation. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time between April 15, 2029 and October 15, 2029 and every reset date (October 15, with five year intervals) thereafter. Upon breach of certain regulatory capital requirement levels, the securities convert into common shares.

Junior perpetual capital securities	Coupon rate	Coupon date	Year of next call	2022	2021	2020
USD 250 million	floating LIBOR rate 1)	Quarterly, December 15	Called in 2021	-	-	212
USD 500 million	floating CMS rate 2)	Quarterly, July 15	2023	402	402	402
EUR 950 million	floating DSL rate 3)	Quarterly, July 15	2023	521	950	950
At December 31				923	1,352	1,564

1
The coupon of the USD 250 million junior perpetual capital securities was reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

2
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

3
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

The interest rate exposure on some of these securities has been swapped to a three-month LIBOR and/or EURIBOR based yield.
On April 5, 2022 Aegon completed a tender offer buying back EUR 429 million of perpetual capital securities, part of the EUR 950 million notes issued in 2004. Aegon bought back the securities at a purchase price of 90%. The gain realized on this tender offer amounts to EUR 43 million before tax and is recognized in retained earnings in 2022.
With effect on September 15, 2021, Aegon has exercised its right to redeem USD 250 million floating rate perpetual capital securities with a minimum coupon of 4% issued in 2005. The securities had no stated maturity, however Aegon had the right to call the securities for redemption and exercised this right with effect on September 15, 2021.
The securities have been issued at par. The securities have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment deferral and, in situations under Aegon’s control, mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2022	2021	2020
EUR 114 million	1.506% 1), 4)	Annually, June 8	2025	114	114	114
EUR 136 million	1.425% 2), 4)	Annually, October 14	2028	136	136	136
EUR 203 million	0.496% 3), 4)	Annually, March 4	2031	203	203	203
At December 31				454	454	454
1	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
2	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
3	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021 and 0.496% until March 4, 2031.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of 85 basis points.

These bonds have the same subordination provisions as dated subordinated debt. In addition, the conditions of the bonds contain provisions for interest deferral.
Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of next call.

Aegon N.V [member]
Statement [LineItems]
Other equity instruments
15 Other equity instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Long Term Incentive Plans 1)	Total

At January 1, 2022	500	1,352	454	57	2,363

Shares granted	-	-	-	32	32

Shares vested	-	-	-	(23)	(23)

Securities redeemed	-	(429)	-	-	(429)

At December 31, 2022	500	923	454	66	1,943

At January 1, 2021	500	1,564	454	50	2,569

Shares granted	-	-	-	27	27

Shares vested	-	-	-	(21)	(21)

Securities redeemed	-	(212)	-	-	(212)

At December 31, 2021	500	1,352	454	57	2,363

1	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2022	2021

EUR 500 million	5.625% 1)	Semi-annually, April 15	2029	500	500

At December 31				500	500
1
The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.
The securities have been issued at par and have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment cancelation. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time between April 15, 2029 and October 15, 2029 and every reset date (October 15, with five year intervals) thereafter. Upon breach of certain regulatory capital requirement levels, the securities convert into common shares.

Junior perpetual capital securities	Coupon rate	Coupon date	Year of next call	2022	2021

USD 500 million	floating CMS rate 1)	Quarterly, July 15	2023	402	402

EUR 950 million	floating DSL rate 2)	Quarterly, July 15	2023	521	950

At December 31				923	1,352

1
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

2
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

The interest rate exposure on some of these securities has been swapped to a three-month LIBOR and/or EURIBOR based yield.
On April 5, 2022 Aegon completed a tender offer buying back EUR 429 million of perpetual capital securities, part of the EUR 950 million notes issued in 2004. Aegon bought back the securities at a purchase price of 90%. The gain realized on this tender offer amounts to EUR 43 million before tax and is recognized in retained earnings in 2022.
The securities have been issued at par. The securities have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment deferral and, in situations under Aegon’s control, mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2022	2021

EUR 114 million	1.506% 1), 4)	Annually, June 8	2025	114	114

EUR 136 million	1.425% 2), 4)	Annually, October 14	2028	136	136

EUR 203 million	0.496% 3), 4)	Annually, March 4	2031	203	203

At December 31				454	454

1	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
2	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
3	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021 and 0.496% until March 4, 2031.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.

These bonds have the same subordination provisions as dated subordinated debt. In addition, the conditions of the bonds contain provisions for interest deferral.
Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of next call.